Long - Term Debt - Credit Facilities 4 (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Feb. 26, 2020 USD ($)	Feb. 12, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 23, 2019 USD ($)	Nov. 15, 2018 USD ($)
Outstanding amount	$ 844,996
Number of vessels owned	45
$9.0 Million Chailease Credit Facility [Member]
Line of credit facility issuance date	Feb. 26, 2020
Line of credit facility maximum borrowing capacity		$ 9,000
Outstanding amount	$ 8,532			$ 0
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	4.20%
$9.0 Million Chailease Credit Facility [Member] | 36 Installments [Member]
Line of Credit Facility, Periodic Payment	$ 156
Line of Credit Facility, Frequency of Payments	monthly
$9.0 Million Chailease Credit Facility [Member] | 24 Installments [Member]
Line of Credit Facility, Periodic Payment	$ 86
Line of Credit Facility, Frequency of Payments	monthly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 1,314
$52.6 Million DVB Credit Facility [Member]
Line of credit facility issuance date	Jul. 18, 2017
Line of credit facility maximum borrowing capacity	$ 52,625
Outstanding amount			$ 44,366			$ 51,063
Line of Credit Facility, Expiration Date	Dec. 31, 2020
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	2.85%
Number of vessels owned	4
$55.7 Million Credit Agricole Credit Facility [Member]
Line of credit facility issuance date	Aug. 11, 2017
Line of credit facility maximum borrowing capacity	$ 55,650
Outstanding amount					$ 50,961	$ 54,025
Line of Credit Facility, Expiration Date	Dec. 31, 2020
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	2.75%
Number of vessels owned	3